Equity (Details Textual) - USD ($)		1 Months Ended			12 Months Ended
	Apr. 04, 2019	Sep. 30, 2019	Feb. 10, 2019	Aug. 18, 2018	Dec. 31, 2019	Dec. 31, 2018	Aug. 27, 2018	Jul. 27, 2018
Equity (Textual)
Ordinary shares, authorized					30,000,000	30,000,000
Ordinary shares, par value					$ 0.00166667	$ 0.00166667
Description of reverse stock split			The board of directors approved a reverse stock split of the Company's authorized number of Ordinary Shares at a ratio of 1-0.6.
Ordinary, shares issued					8,967,748	6,905,248
Ordinary, shares outstanding					8,967,748	6,905,248
Minimum percentage of respective registered capital					10.00%
Minimum percentage of after-tax profits to statutory reserve					50.00%
Statutory reserve					$ 0	$ 0
Statutory reserve percentage					10.00%	50.00%
Restricted shares issued for consulting services, description		The Company entered into a marketing development service agreement with an external consultant for service term of three years and agreed to 50,000 restricted shares as compensation. On November 28, 2019, the Company entered into a marketing development service agreement with another external consultants for service term of three years and agreed to 57,540 restricted shares as compensation. The aggregated fair value of those restricted shares was assessed at $335,469 based on the stock price of contract dates.			The Company issued 50,000 restricted shares and issued the remaining 57,450 restricted shares in January 2020. For the year ended December 31, 2019, the aggregated of 107,540 restricted shares was included in the calculation of basic earning per shares in accordance with ASC 260-10-45-13.
Consulting fee expense					$ 18,430
Unrecognized share based compensation expense					317,039
Share-based compensation expenses					$ 2,333,460
IPO [Member]
Equity (Textual)
Ordinary shares, par value	$ 5.00
Ordinary, shares issued	2,012,500
Initial public offering , description	The Company consummated its initial public offering (“IPO”) of 2,012,500 Ordinary Shares at a price of $5.00 per shares including the exercise in full of the underwriters' over-allotment option of 262,500 ordinary shares at IPO price of $5.00 per share. The gross proceeds from the IPO was $10,062,500 and the net proceeds was $8,021,987. As a result of the IPO, the Ordinary Shares now trade on the Nasdaq Capital Market under the symbol “PBTS.”
Over-Allotment Option [Member]
Equity (Textual)
Ordinary shares, par value	$ 5.00
Ordinary, shares issued	262,500
Ordinary Shares [Member]
Equity (Textual)
Ordinary shares, authorized			30,000,000		500,000,000		50,000,000
Ordinary shares, par value			$ 0.00166667		$ 0.0001		$ 0.001
Description of reverse stock split				The Company's share capital structure, the board of directors approved a reverse stock split of the Company's authorized number of Ordinary Shares at a ratio of 10-1.
Ordinary, shares issued			6,905,248				11,508,747
Ordinary, shares outstanding			6,905,248
Powerbridge Zhuhai and Powerbridge Beijing [Member]
Equity (Textual)
Statutory reserve
Powerbridge Zhuhai [Member] | Ordinary Shares [Member]
Equity (Textual)
Ordinary, shares issued							11,509
Majority Shareholder [Member]
Equity (Textual)
Ordinary shares, par value								$ 0.001
Ordinary, shares issued								11,508,747
Stock Option Plan [Member]
Equity (Textual)
Ordinary shares reserved, description				(i) 1,035,787 shares, and (ii) on each January 1, starting with January 1, 2019, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of ordinary shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of ordinary shares as may be determined by the Committee.
Unrecognized share based compensation expense					$ 2,043,040
Stock Option Plan [Member] | Scenarios, Forecast [Member]
Equity (Textual)
Stock options issued	1,050,500
Exercise price	$ 5.0
Expire date	Apr. 03, 2024
Stock option, description	The Board approved to issue 300,000 stock options to an external consultant under 2018 stock option plan with exercise price of $3.75 per share. These options were fully vested upon grant and will expire no later than April 3, 2029.
Warrant [Member]
Equity (Textual)
Public offering warrants, description	The Company issued warrants totaling 122,500 units to the placement agents (the “Public Offering Warrants”). The warrants carry a term of five years and shall be exercisable at $5.50 per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in shareholders’ equity. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. As of December 31, 2019, the total number of warrants outstanding was 122,500 with weighted average remaining life of 4.26 years. No warrants were exercised as of December 31, 2019. The fair value of this Public Offering Warrants was $356,200, which was considered a direct cost of IPO and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying share of $5.00, risk free rate of 2.2%; expected term of 5 years; exercise price of the warrants of $5.5, volatility of 71.9%; and expected future dividends of nil.
Maximum [Member] | Stock Option Plan [Member] | Scenarios, Forecast [Member]
Equity (Textual)
Grants contractual term	3 years
Minimum [Member] | Stock Option Plan [Member] | Scenarios, Forecast [Member]
Equity (Textual)
Grants contractual term	1 year